LONG-TERM OBLIGATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Reduction in accrued royalty obligation		$ 13,000	$ (13,045)	$ 0	$ 0
Increase (Decrease) in Royalties Payable	$ 1,400		$ 14,400
Increase (Decrease) in Accrued Royalty Obligation, Effect on Earnings per Share			$ 0.45
Accrued royalties	22,763		$ 22,763	35,451
Other	9,891		9,891	8,902
Long-term obligations	$ 32,654		$ 32,654	$ 44,353